Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001558569
Document Type	S-1/A
Entity Registrant Name	iSpecimen, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-289725) of iSpecimen Inc. (the “Company”), originally filed with the Securities and Exchange Commission (the “Commission”) on August 20, 2025, and amended on August 25, 2025, is being filed to revise and supplement the Registration Statement in response to comments of the Staff of the Commission contained in its letter dated August 29, 2025. Specifically, this Amendment (i) revises the consent of Bush & Associates CPA LLC, included as Exhibit 23.2, to appropriately reference their audit report dated April 14, 2025, (ii) adds disclosure regarding the Company’s corporate treasury plan relating to the Solana blockchain ecosystem, including related risk factors, and (iii) updates disclosure regarding the letter received from The Nasdaq Stock Market LLC on June 4, 2025, concerning the Company’s noncompliance with Nasdaq Listing Rule 5550(b)(1). Except as described above, no other changes have been made to the Registration Statement.
Amendment Flag	true